Related party transactions - Additional Information (Details) $ in Thousands																1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	May 07, 2021 USD ($)	Mar. 12, 2021 USD ($)	Dec. 11, 2020 USD ($)	Oct. 23, 2020 USD ($)	Aug. 07, 2020 USD ($)	Aug. 06, 2020 shares	Apr. 24, 2020 USD ($)	Apr. 08, 2020 USD ($)	Mar. 26, 2020 shares	May 28, 2019 USD ($)	Mar. 21, 2019 shares	Sep. 14, 2018 shares	Mar. 23, 2018 shares	Dec. 31, 2017	Jan. 03, 2017	Aug. 31, 2020 shares	Mar. 21, 2019 shares	Aug. 31, 2014 USD ($)	Sep. 30, 2021 USD ($) claim	Sep. 30, 2020 claim	Sep. 30, 2021 USD ($) claim shares	Sep. 30, 2020 USD ($) claim	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Jan. 01, 2023 USD ($)	Jan. 29, 2018 USD ($)
Related Party Transaction [Line Items]
Revolving Credit Due To Owners And Affiliates																			$ 24,681		$ 24,681		$ 18,465
Indemnification claims filed or received | claim																			0	0	0	0
Amount drawn																							0
Partners' Capital Account, Unit-based Compensation																					$ 211		181
Director [Member]
Related Party Transaction [Line Items]
Total Board of Directors' fees																					448	$ 412
Partners' Capital Account, Unit-based Compensation																					211		181
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Units granted | shares									8,100		10,917	28,018	14,584			15,378	10,917
Unvested units forfeited | shares						15,378
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Reduction of loan		$ 300						$ 11,900
Percentage Of Ownership Interest In Acquisition														49.00%	51.00%
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid																					$ 14,400	$ 21,300
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation | shares																					11,960
Partners' Capital Account, Unit-based Compensation																					$ 203
Revolving credit facility
Related Party Transaction [Line Items]
Revolving Credit Due To Owners And Affiliates																										$ 85,000
Reduction of loan			$ 3,300
Aggregate borrowing capacity	$ 85,000									$ 85,000								$ 85,000							$ 85,000
Amount drawn	$ 6,000
Line of Credit Facility Original Expiration Date																		Jan. 01, 2020
Line of Credit Facility, Expiration Date										Jan. 01, 2023
Revolving credit facility | Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																								1.40%
Reduction of loan								$ 8,600
Aggregate borrowing capacity		$ 85,000																	$ 85,000		$ 85,000		$ 85,000
Amount drawn				$ 10,700	$ 6,600		$ 4,500
Revolving Credit Facility Maturing At 2020 [Member] | Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																							3.00%
Revolving Credit Facility Maturing at 2021 and Thereafter [Member] | Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																					4.00%